Repurchases Of Common Stock	12 Months Ended
Dec. 31, 2012
Class of Stock Disclosures [Abstract]
Repurchases Of Common Stock [Text Block]
NOTE 9: REPURCHASES OF COMMON STOCK
Board Authorization
The following table presents a summary of our authorized stock repurchase balance:

Dollars in thousands	Board Authorization
Authorized repurchase—January 1, 2012	$264,398
Proceeds from the exercise of stock options	8,966
Repurchase of common stock from open market	(64,724)
Repurchase from Accelerated Stock Repurchase Agreement (“ASR Agreement”)	(75,000)
Authorized repurchase—December 31, 2012	$133,640

The following repurchases were made during the past three years, dollars in thousands except per share price:

Year Ended December 31,	# of shares Repurchased	Average Price per Share	Total Purchase Price
2010	1,072,037	$45.94	$49,245
2011	1,374,036	46.10	63,349
2012	2,799,115	49.92	139,724
Total	5,245,188		$252,318

Repurchased shares become a part of treasury stock. The shares tendered for tax withholding on vesting of restricted stock awards are excluded from the repurchase program approved by our Board.
Board Authorization
On January 31, 2013, our Board of Directors approved an additional repurchase program of up to $250.0 million of our common stock plus the cash proceeds received from the exercise of stock options by our officers, directors, and employees.
Credit Facility Requirements
Under our Credit Facility, we are permitted to repurchase shares of our common stock without limitation, provided that we are in compliance with certain covenants required under the terms of the Credit Facility. See Note 8: Debt and Other Long-Term Liabilities for additional information about the terms of the Credit Facility.
ASR Agreement
On November 1, 2012 we entered into an ASR Agreement with Morgan Stanley & Co at a notional amount of $75.0 million. The ASR Agreement was concluded on December 28, 2012. The total number of shares received under the ASR Agreement was determined based on the arithmetic mean of the daily volume weighted average price of our common stock minus discount over the term of the ASR Agreement.

Share repurchase and amounts in thousands	Shares Delivered
Total Shares delivered from ASR program	1,539
Average price per share less discount	$48.74
Total Repurchase amount from ASR program	$75,000

As the ASR Agreement was concluded, the total shares received were recorded as treasury shares, resulting in a reduction of shares for our earnings per share calculations.